INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

Inventories are summarized as follows:

	2012	2011
Raw Material	$3,056,637	$3,544,443
Finished Good	362,118	-
Direct production cost	319,929	434,591
	$3,738,684	$3,979,034

Inventoried cost, are costs relating to the assembly of sub-component parts available for future use on various types of machines manufactured by the Company, and for costs relating to the construction of equipment which has not been contracted by a customer, but which Company management has determined is readily saleable in the construction equipment industry. Total inventoried costs as of December 31, 2012 and 2011, were $319,929 and $434,591, respectively.